LEASES - Balance sheet information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
LEASES
Operating lease right-of-use assets	$ 394,568	$ 463,253
Operating lease right-of-use assets- accumulated amortization	(250,033)	(238,418)
Operating lease right-of-use assets, net	144,535	224,835
Operating lease liabilities, current	93,719	83,477
Operating lease liabilities, non-current	66,926	160,706
Total operating lease liabilities	$ 160,645	$ 244,183
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2 years 4 months 13 days	2 years 6 months 29 days
Weighted average discount rate	4.31%	4.72%
Operating lease expenses	$ 89,735	$ 76,590	$ 75,818